                          [Ropes & Gray LLP Letterhead]

April 8, 2008

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:  WisdomTree Trust
     (File Nos. 333-132380, 811-21864)
     ---------------------------------

Ladies and Gentlemen:

     This letter is being transmitted by means of electronic submission on behalf of WisdomTree Trust (the "Trust") pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act").

     We hereby certify on behalf of the Trust that the form of Prospectus and Statement of Additional Information that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Trust's Post-Effective Amendment No. 14 to its Registration Statement on Form N-1A, which was filed by electronic transmission on April 4, 2008 and is effective on April 8, 2008.

     Please direct any questions concerning this filing to the undersigned at
(212) 596-9337 or to my colleague Robert J. Borzone, Jr. at (212) 596-9017.


                                               Very truly yours,

                                               /s/ A. MICHAEL PRIMO


cc:    Robert J. Borzone, Jr., Esq.